DEBT (Details Narrative) - USD ($)							3 Months Ended	36 Months Ended
	Apr. 15, 2023	Feb. 03, 2023	Dec. 23, 2022	Sep. 30, 2022	Apr. 15, 2022	Feb. 03, 2022	Mar. 31, 2022	Jun. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 15, 2022	May 22, 2020
Short-Term Debt [Line Items]
Purchase of an insurance policy						$ 242,591
Down payment paid							$ 41,854
Insurance monthly installments							$ 20,073
Received refund				$ 53,175
Third Party Insurance Note One [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance			$ 26,484						$ 0	$ 0
Interest rate			8.73%
Monthly installments of principal and interest			$ 2,755
Third Party Insurance Note Two [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance	$ 142,734				$ 63,766				39,968	17,753
Interest rate	8.00%				6.24%
Monthly installments of principal and interest	$ 13,501				$ 5,979
Third Party Insurance Note Three [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance									2,008	16,094	$ 24,140
Monthly installments of principal and interest		$ 2,012
Third Party Insurance Note Four [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance		293,520							0	40,728
Monthly installments of principal and interest		23,976
Down payment paid		$ 125,690
Equipment Financing [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance									$ 0	$ 22,851		$ 121,637
Interest rate												9.90%
Monthly installments of principal and interest								$ 3,919